Segment Information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Segment Information - Revenue by Geographic Region

	Three Month Period ended June 30, 2022	Three Month Period ended June 30, 2021	Six Month Period ended June 30, 2022	Six Month Period ended June 30, 2021
Asia	$180,047	$86,858	$321,244	$124,940
Europe	77,047	51,803	150,963	72,465
North America	23,567	13,348	45,071	19,667
Total	$280,661	$152,009	$517,278	$217,072